Shareholder's Equity (Details)	12 Months Ended
	Dec. 31, 2023 shares
Share Capital
Number of shares issued at beginning of period	83,649,887
Treasury shares	(240,724)
Number of shares issued at end of period	83,649,887
ILP exercised
Share Capital
ILP exercised	240,724	[1]
Treasury shares purchase
Share Capital
Treasury shares	0
Treasury shares [member]
Share Capital
Number of shares issued at beginning of period
Number of shares issued at end of period	2,647,652
Free Float
Share Capital
Number of shares issued at beginning of period
Number of shares issued at end of period	16,566,142
Class A common shares | Treasury shares [member]
Share Capital
Number of shares issued at beginning of period	1,000,000
Treasury shares	(240,724)
Number of shares issued at end of period	2,647,652
Class A common shares | Treasury shares [member] | ILP exercised
Share Capital
ILP exercised	0	[1]
Class A common shares | Treasury shares [member] | Treasury shares purchase
Share Capital
Treasury shares	1,888,376
Class A common shares | Free Float
Share Capital
Number of shares issued at beginning of period	18,213,794
Treasury shares	0
Number of shares issued at end of period	16,566,142
Class A common shares | Free Float | ILP exercised
Share Capital
ILP exercised	240,724	[1]
Class A common shares | Free Float | Treasury shares purchase
Share Capital
Treasury shares	(1,888,376)
Class B common shares
Share Capital
Number of shares issued at beginning of period	64,436,093
Treasury shares	0
Number of shares issued at end of period	64,436,093
Class B common shares | ILP exercised
Share Capital
ILP exercised	0	[1]
Class B common shares | Treasury shares purchase
Share Capital
Treasury shares	0
Class B common shares | Treasury shares [member]
Share Capital
Number of shares issued at beginning of period
Number of shares issued at end of period	0
Class B common shares | Free Float
Share Capital
Number of shares issued at beginning of period
Number of shares issued at end of period	0

[1]	Refers to exercised shares during the year, totaling R$ 330,233, net of withholding taxes (27.5%).